UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2014

Date of Reporting Period: 09/30/2014

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 09/30/2014

Principal	Maturity	Yield to	Amortized
Amount	Date	Maturity	Cost
-----------	---------------	---------	-------------
COMMERCIAL PAPER --- 45.36%
$1,500,000 Aetna Inc.	10/01/2014	0.18%	$ 1,500,000
1,260,000 Aetna Inc.	10/01/2014	0.18%	1,260,000
1,000,000 Stanley Black & Decker Inc.	10/01/2014	0.19%	1,000,000
3,000,000 Rockwell Collins, Inc.	10/02/2014	0.24%	2,999,980
1,000,000 UnitedHealth Group Incorporated	10/03/2014	0.17%	999,991
347,000 Baxter International Inc.	10/06/2014	0.23%	346,989
1,770,000 Brown-Forman Corporation	10/06/2014	0.10%	1,769,976
1,000,000 McCormick & Company, Incorporated	10/06/2014	0.15%	999,979
1,261,000 McCormick & Company, Incorporated	10/06/2014	0.14%	1,260,976
350,000 Nordea Bank AB	10/06/2014	0.16%	349,992
600,000 Stanley Black & Decker Inc.	10/06/2014	0.18%	599,985
1,193,000 Baxter International Inc.	10/07/2014	0.23%	1,192,954
722,000 ConocoPhillips Qatar Funding Ltd.	10/07/2014	0.13%	721,984
1,000,000 Nordea Bank AB	10/08/2014	0.18%	999,965
250,000 Rockwell Collins, Inc.	10/08/2014	0.26%	249,987
1,000,000 Prudential plc	10/09/2014	0.37%	999,918
1,500,000 UnitedHealth Group Incorporated	10/10/2014	0.19%	1,499,929
281,000 BMW US Capital, LLC	10/14/2014	0.13%	280,987
1,484,000 ConocoPhillips Qatar Funding Ltd.	10/14/2014	0.13%	1,483,930
2,500,000 Ralph Lauren Corporation	10/15/2014	0.17%	2,499,835
270,000 ANZ New Zealand (Int'l) Limited	10/16/2014	0.20%	269,978
1,480,000 ING (U.S.) Funding LLC	10/16/2014	0.16%	1,479,901
400,000 Nordea Bank AB	10/20/2014	0.16%	399,966
725,000 ANZ New Zealand (Int'l) Limited	10/30/2014	0.20%	724,883
344,000 National Australia Funding
(Delaware) Inc.	10/31/2014	0.18%	343,948
1,000,000 UnitedHealth Group Incorporated	11/07/2014	0.21%	999,784
1,500,000 Westpac Securities NZ Limited	11/12/2014	0.20%	1,499,650
270,000 ING (U.S.) Funding LLC	11/17/2014	0.25%	269,912
530,000 ING (U.S.) Funding LLC	11/19/2014	0.20%	529,856
689,000 ING (U.S.) Funding LLC	11/19/2014	0.20%	688,812
492,000 McCormick & Company, Incorporated	11/24/2014	0.16%	491,882
750,000 McCormick & Company, Incorporated	11/24/2014	0.20%	749,775
831,000 Coca-Cola Company (The)	12/29/2014	0.16%	830,671
447,000 Coca-Cola Company (The)	01/26/2015	0.20%	446,710
			-----------
TOTAL COMMERCIAL PAPER			32,743,085
			-----------
CORPORATE NOTES --- 32.07%
159,000 Wells Fargo & Company, 3.75%	10/01/2014	0.39%	159,000
1,140,000 Commonwealth Bank of Australia, 3.75%	10/15/2014	0.18%	1,141,583
1,179,000 Royal Bank of Canada, 1.45%	10/30/2014	0.22%	1,180,140
1,150,000 Nordea Bank AB, 3.70%	11/13/2014	0.22%	1,154,698
116,000 General Electric Capital
Corporation, 3.75%	11/14/2014	0.24%	116,489
1,550,000 Bear Stearns Companies Inc. (The), 5.70%	11/15/2014	0.35%	1,560,251
750,000 Wells Fargo & Company, 5.00%	11/15/2014	0.31%	754,284
2,500,000 Toyota Motor Credit Corporation, 1.25%	11/17/2014	0.21%	2,503,344
265,000 Bank of New York Mellon Corporation
(The), 1.70%	11/24/2014	0.22%	265,259
1,000,000 Caterpillar Financial Services
Corporation, 1.125%	12/15/2014	0.25%	1,001,768
500,000 General Electric Capital
Corporation, 0.61%(a)	01/09/2015	0.20%	500,548
1,000,000 General Electric Capital
Corporation, 2.15%	01/09/2015	0.21%	1,005,253
280,000 Bank of Nova Scotia (The), 1.85%	01/12/2015	0.27%	281,243
2,565,000 Prudential Financial, Inc., 6.20%	01/15/2015	0.42%	2,607,781
181,000 JPMorgan Chase & Co., 3.70%	01/20/2015	0.39%	182,810
1,500,000 Bank of Nova Scotia (The), 3.40%	01/22/2015	0.24%	1,514,526
1,500,000 PNC Funding Corp., 3.625%	02/08/2015	0.28%	1,517,598
2,145,000 Wells Fargo Bank, National
Association, 4.75%	02/09/2015	0.32%	2,178,709
1,000,000 Walt Disney Company (The), 0.22%(a)	02/11/2015	0.18%	1,000,144

2,395,000 Bank of New York Mellon
Corporation (The), 1.20%	02/20/2015	0.23%	2,401,996
125,000 Coca-Cola Company (The), 0.21%(a)	03/05/2015	0.22%	124,999
			-----------
TOTAL CORPORATE NOTES			23,152,423
			-----------

U.S. GOVERNMENT AGENCY SECURITIES --- 21.30%
600,000 Federal Home Loan Banks	10/01/2014	0.09%	600,000
180,000 Freddie Mac	10/16/2014	0.09%	179,993
600,000 Federal Home Loan Banks	10/17/2014	0.10%	599,975
800,000 Federal Home Loan Banks	10/29/2014	0.08%	799,950
331,000 Federal Home Loan Banks	10/29/2014	0.08%	330,979
720,000 Freddie Mac	11/03/2014	0.07%	719,954
200,000 Federal Home Loan Banks, 0.125%	11/04/2014	0.08%	200,008
140,000 Federal Farm Credit Banks, 0.25%	11/14/2014	0.08%	140,028
450,000 Freddie Mac	11/19/2014	0.08%	449,951
100,000 Freddie Mac, 0.75%	11/25/2014	0.09%	100,099
200,000 Federal Home Loan Banks	11/26/2014	0.08%	199,975
1,000,000 Federal Home Loan Banks	11/28/2014	0.07%	999,887
817,000 Fannie Mae	12/01/2014	0.08%	816,896
110,000 Freddie Mac	12/08/2014	0.08%	109,983
225,000 Federal Home Loan Banks, 2.75%	12/12/2014	0.09%	226,181
100,000 Fannie Mae	12/24/2014	0.09%	99,979
50,000 Freddie Mac	01/14/2015	0.07%	49,990
3,000,000 Federal Farm Credit Banks, 0.08%(a)	03/09/2015	0.12%	2,999,533
3,500,000 Federal Farm Credit Banks, 0.23%(a)	03/16/2015	0.08%	3,502,356
1,250,000 Federal Farm Credit Banks, 0.10%(a)	07/15/2015	0.10%	1,250,000
1,000,000 Federal Farm Credit Banks, 0.145%(a)	10/01/2015	0.10%	1,000,412
			-----------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES			15,376,129
			-----------

U.S. GOVERNMENT SECURITIES --- 4.16%
1,000,000 U.S. Treasury Note, 2.375%	10/31/2014	0.05%	1,001,891
1,000,000 U.S. Treasury Note, 2.125%	11/30/2014	0.05%	1,003,394
1,000,000 U.S. Treasury Note, 0.125%	12/31/2014	0.06%	1,000,167
			-----------
TOTAL U.S. GOVERNMENT
SECURITIES			3,005,452
			-----------

CERTIFICATES OF DEPOSIT --- 1.66%
300,000 Royal Bank of Canada (New York Branch),
0.27%(a)	10/10/2014	0.20%	300,005
900,000 Bank of Nova Scotia (Houston Branch),
0.26%(a)	12/05/2014	0.15%	900,180
			-----------
TOTAL CERTIFICATES OF DEPOSIT			1,200,185
			-----------

TOTAL SECURITY HOLDINGS - 104.55%			75,477,274
			-----------

LIABILITIES, NET OF OTHER
ASSETS - (4.55)%			(3,285,740)
			-----------

TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100.00%			$72,191,534
			-----------
			-----------

(a) Variable rate security - interest rate subject to periodic change.

As of September 30, 2014, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	------------
Level 1 -
None	$ -
Level 2 -
Commercial Paper	32,743,085
Corporate Notes	23,152,423
Certificates of Deposit	1,200,185
U.S. Government Securities	3,005,452
U.S. Government Agency Securities	15,376,129
Level 3 -
None	-
-----------
Total	$75,477,274
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 10/30/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 10/30/2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 10/30/2014